INCOME (LOSS) PER SHARE (Schedule of Details of Number of Shares and Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) Per Share [abstract]
Weighted Number of Shares For the computation of basic income (loss)	40,320,888	40,275,374	37,970,697
Weighted Number of Shares Effect of potential dilutive ordinary shares	260,739	170,043	74,400
Weighted Number of Shares For the computation of diluted income (loss)	40,581,627	40,445,417	38,045,097
Loss Attributed to equity holders of the Company For the computation of basic income (loss)	$ 22,251	$ 22,296	$ 6,901
Loss Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 22,251	$ 22,296	$ 6,901